Other Income, Net	6 Months Ended
Jun. 30, 2018
Other Income and Expenses [Abstract]
Other Income, Net
OTHER INCOME, NET

Other income, net of expenses, includes the equity component of allowance for funds used during construction of $15 million and $30 million for the three and six months ended June 30, 2018, respectively ($19 million and $36 million for the three and six months ended June 30, 2017, respectively).